SCHEDULE OF INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net loss	$ (62,963,213)	$ (56,695,823)	$ (20,267,365)
Weighted average number of common shares outstanding	93,156,184	60,246,653	40,099,752
Weighted average number of common shares outstanding - diluted	93,156,184	60,246,653	40,099,752
Basic, loss per share	$ (0.68)	$ (0.94)	$ (0.51)
Diluted, loss per share	$ (0.68)	$ (0.94)	$ (0.51)